ASSET ACQUISITION, Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 17, 2022
Asset Acquisition [Abstract]
Liabilities settled		$ 7,000	$ 0	$ 0
Asia Freeport Holdings Pte. Ltd [Member]
Asset Acquisition [Abstract]
Percent of equity interests acquired						100.00%
Purchase consideration	$ 26,788
Cash consideration					$ 6,000
Liabilities settled	$ 21,107